Share-Based Compensation - Summary of Stock Options Granted to Employees and Directors (Detail) - $ / shares				12 Months Ended
	Jan. 16, 2014	Oct. 22, 2013	May. 27, 2013	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price				$ 0
Number of Awards, Granted				0
Directors and Employees [Member] | 2011 Plan [Member] | Stock Options [Member] | May 27, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date				May 27, 2013
Contractual Terms			10 years
Exercise Price			$ 2.20
Number of Awards, Granted			560,000
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant October Date One [Member] | Stock Options [Member] | October 22, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date				Oct. 22, 2013
Contractual Terms		10 years
Exercise Price		$ 2.20
Number of Awards, Granted		78,000
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant October Date Two [Member] | Stock Options [Member] | October 22, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date				Oct. 22, 2013
Contractual Terms		10 years
Exercise Price		$ 2.20
Number of Awards, Granted		150,000
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant January Date One [Member] | Stock Options [Member] | January 16, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date				Jan. 16, 2014
Contractual Terms	10 years
Exercise Price	$ 2.20
Number of Awards, Granted	57,600
Directors and Employees [Member] | 2011 Plan [Member] | Options Grant January Date Two [Member] | Stock Options [Member] | January 16, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date				Jan. 16, 2014
Contractual Terms	10 years
Exercise Price	$ 2.20
Number of Awards, Granted	120,000